Stock-based compensation Stock-based compensation - Restricted share unit plan (Details) - Restricted share units (RSUs) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	615,503	1,023,944	1,110,275
Granted/issued (units)			555,204
Dividend equivalents granted/issued (units)	0	695
Vested (units)	(277,707)	(350,271)	(154,330)
Forfeited (units)	(47,006)	(58,865)	(487,205)
Ending balance (units)	290,790	615,503	1,023,944
Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	262,908	0
Granted/issued (units)	557,650	274,256
Dividend equivalents granted/issued (units)	22,882	11,557
Modified (units)	(156)
Vested (units)	(19,798)	(605)
Forfeited (units)	(49,330)	(22,300)
Ending balance (units)	774,156	262,908	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	CAD 7.91	CAD 0.00
Granted/Issued, Weighted average exercise price (CAD per unit)	3.01	7.98
Dividend equivalents granted/issued, Weighted average exercise price (CAD per unit)	3.03	6.15
Modified, Weighted average exercise price (CAD per unit)	3.62
Vested, Weighted average exercise price (CAD per unit)	3.63	7.75
Forfeited, Weighted average exercise price (CAD per unit)	6.37	7.87
Outstanding, end of period (CAD per unit)	CAD 4.45	CAD 7.91	CAD 0.00